PRINCIPAL ACCOUNTING POLICIES (Cash, cash equivalents and restricted cash) (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash and cash equivalent	¥ 3,104,916,803	$ 451,591,419	¥ 1,928,302,849
Restricted cash	377,110,770	54,848,487	833,071,955
Total	¥ 3,482,027,573	$ 506,439,906	¥ 2,761,374,804	$ 401,625,308	¥ 2,820,202,414	¥ 2,948,315,006